Note 13 - Quantitative Information about Fair Value (Level 3) (Detail) - Valuation technique unobservable parameters (Level 3) [Member] € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)
Assets [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	€ 28		€ 33
Mortgage and other asset-backed securities	155		225
Total mortgage- and other asset-backed securities	183		258
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	4,625		5,084	[1]
Equity securities [Abstract]
Equity securities	727		760
Loans, at fair value [Abstract]
Loans, at Fair Value	7,888		8,302
Loan commitments (financial instruments)	0		0
Other financial instruments	1,432	[2]	1,504	[1],[3]
Total non-derivative financial instruments held at fair value	14,854		15,908
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives	4,708		4,941
Credit derivatives	575		618
Equity derivatives	800		834
FX derivatives	1,749		1,320
Other derivatives	898		810
Total market values from derivative financial instruments	8,729		8,524
Liabilities [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	0		0
Mortgage and other asset-backed securities	0		0
Total mortgage- and other asset-backed securities	0		0
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	769		1,679
Equity securities [Abstract]
Equity securities	0		0
Loans, at fair value [Abstract]
Loans, at Fair Value	0		38
Loan commitments (financial instruments)	1		1
Other financial instruments	198	[4]	278	[5]
Total non-derivative financial instruments held at fair value	968		1,996
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives	4,025		3,387
Credit derivatives	585		822
Equity derivatives	1,916		1,132
FX derivatives	1,427		1,158
Other derivatives	(54)		117	[6]
Total market values from derivative financial instruments	€ 7,899		€ 6,616
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	0.00%		0.00%
Mortgage and other asset-backed securities, significant unobsevable input, percent	0.00%		0.00%
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent	0.00%		0.00%
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	0.00%		0.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	133		102
Mortgage and other asset-backed securities, significant unobservable input, absolute	109		54
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute	21		15
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute	51		10.68
Loan commitments, significant unobservable input, absolute	5.53		8
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute	0		0.14
Other derivatives, significant unobservable input, absolute	0		0
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	10.00%		25.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	20.00%		35.00%
Loan commitments, significant unobservable input, percent	25.00%		25.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent			0.00%
Mortgage and other asset-backed securities, significant unobsevable input, percent	1.00%		1.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	0.00%	[7]	0.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	1.00%		3.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	2.00%		2.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Weighted average cost capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	8.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | IRR, in percent [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, percent	7.00%		7.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Repo Rate, in bps [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, absolute	0.28		5
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute	(76.55)		(68.8)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	1.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Market Approach | Price, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	42.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute	5.47		5.47
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Loan pricing model | Utilization, in percent [Member]
Loans, at fair value [Abstract]
Loan commitments, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	(25.00%)		(25.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	(70.00%)		(70.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	4.00%		4.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	17.00%		4.00%
Other derivatives, significant unobservable input, percent	0.00%		7.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Index Correlation [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute	0.68		0.5
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	41.00%		18.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	(16.00%)		(12.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	16.00%		5.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	31.00%		33.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	114.00%		3623.00%
Mortgage and other asset-backed securities, significant unobsevable input, percent	106.00%		101.00%
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent	200.00%		203.00%
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	108.00%		140.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	373.00%		341.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	1,270		1,899
Mortgage and other asset-backed securities, significant unobservable input, absolute	1,295		2,460
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute	544		459.98
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute	2,232.83		1,209.17
Loan commitments, significant unobservable input, absolute	2,443.7		978.81
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute	1,758.74		18,812
Other derivatives, significant unobservable input, absolute	0		0
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	90.00%		75.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	85.00%		90.00%
Loan commitments, significant unobservable input, percent	100.00%		95.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	77.00%		75.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent			0.00%
Mortgage and other asset-backed securities, significant unobsevable input, percent	2.00%		4.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	0.00%	[7]	0.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	10.00%		13.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	25.00%		24.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	30.00%		59.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Weighted average cost capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	20.00%		20.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | IRR, in percent [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, percent	16.00%		46.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Repo Rate, in bps [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, absolute	75		271
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute	787		668
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	3.00%		3.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Market Approach | Price, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	100.00%		101.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute	23.01		16.57
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Loan pricing model | Utilization, in percent [Member]
Loans, at fair value [Abstract]
Loan commitments, significant unobservable input, percent	100.00%		84.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	8.00%		5.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	19.00%		33.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	97.00%		99.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	100.00%		100.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	85.00%		93.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	75.00%		69.00%
Other derivatives, significant unobservable input, percent	113.00%		67.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Index Correlation [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute	0.96		0.96
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	67.00%		93.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	5.00%		18.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	4.00%		5.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	42.00%		27.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	52.00%		86.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	63.00%		84.00%
Assets: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	€ 2,813		€ 3,090
Corporate, sovereign and other debt securities (held for trading)	2,813		3,090
Equity securities [Abstract]
Equity securities	70		82
Loans, at fair value [Abstract]
Loans, at Fair Value	5,101		6,110
Assets: Non-Trading Financial Assets mandatory at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Corporate, sovereign and other debt securities (held for trading)	1,652
Equity securities [Abstract]
Equity securities	657		678	[1]
Loans, at fair value [Abstract]
Loans, at Fair Value	910		1,193
Assets: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations			0
Corporate, sovereign and other debt securities (held for trading)	0		1,938	[1]
Equity securities [Abstract]
Equity securities	0		0
Loans, at fair value [Abstract]
Loans, at Fair Value	0		6
Assets: Financial Assets at fair value through OCI [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations			56
Corporate, sovereign and other debt securities (held for trading)	160
Equity securities [Abstract]
Equity securities			0
Loans, at fair value [Abstract]
Loans, at Fair Value	1,877		993
Liabilities: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	2		2
Equity securities [Abstract]
Equity securities	0		0
Loans, at fair value [Abstract]
Loans, at Fair Value	0		38
Liabilities: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	768		1,676
Loans, at fair value [Abstract]
Loans, at Fair Value	€ 0		€ 0

[1]	Reassessment of trades have resulted a restatement in Assets in Debt securities and other debt obligations from Equity securities and other financial instruments
[2]	Other financial assets include EUR16million of other trading assets andEUR1.4billion of other non-trading financial assets mandatory at fair value.
[3]	Other financial assets include EUR28million of other trading assets and EUR1.5billion other financial assets mandatory at fair value.
[4]	Other financial liabilities include EUR192million of securities sold under repurchase agreements designated at fair value and EUR6million of other financial liabilities designated at fair value.
[5]	Other financial liabilities include EUR186million of securities sold under repurchase agreements designated at fair value and EUR92million of other financial liabilities designated at fair value
[6]	1 Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.
[7]	Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.